Commitment, Contingencies, and Leases - Schedule of Operating Lease Information (Detail)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Commitments Contingencies And Leases [Abstract]
Weighted-average remaining lease-term	6 years 2 months 1 day	6 years 9 months 18 days	7 years 1 month 6 days
Weighted-average discount rate	5.46%	5.50%	5.52%